Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Related Party Transactions
17. Related party transactions
The following tables set forth a summary of transactions and balances with significant related parties:

(in thousands)	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total
Condensed Consolidated Statements of Income

Three Months Ended June 30, 2026
Revenue	$—	$—	$47	$513	$—	$560
Interest expense, net	(49)	(13)	—	—	—	(62)

Six Months Ended June 30, 2026
Revenue	$—	$—	$175	$712	$—	$887
Interest expense, net	(2,182)	(538)	—	—	—	(2,720)
Condensed Consolidated Balance Sheets

As of June 30, 2026
Related party accounts receivable	$—	$—	$1,305	$300	$—	$1,605
Related party notes receivable—current	—	1,544	—	—	2,813	4,357
Related party notes receivable	—	19,056	—	—	3,600	22,656
Accounts payable—related party	—	—	—	13	—	13
Tax receivable agreement liability	1,880	—	—	1,880	—	3,760
Other liabilities	384	7,907	—	—	—	8,291

(in thousands)	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total
Condensed Consolidated Statements of Income

Three Months Ended June 30, 2025
Revenue	$—	$—	$49	$113	$—	$162
Interest expense, net	(2,031)	(486)	—	—	—	(2,517)

Six Months Ended June 30, 2025
Revenue	$—	$—	$74	$178	$—	$252
Interest expense, net	(4,001)	(956)	—	—	—	(4,957)

Condensed Consolidated Balance Sheets

As of December 31, 2025
Related party accounts receivable	$—	$424	$942	$133	$—	$1,499
Related party notes receivable—current	—	1,544	—	—	2,109	3,653
Related party notes receivable	4,654	24,545	—	—	4,405	33,604
Accounts payable—related party	—	—	102	5	—	107
Long-term debt, net—related party	112,471	31,261	—	—	—	143,732
Other liabilities	384	7,907	—	—	—	8,291

HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Related Party Transactions
18. Related party transactions
Related party relationships are those involving control (either direct or indirect), joint control or significant influence. Related parties are in a position to enter into transactions with the Company that would not be undertaken between unrelated parties. All transactions with related parties to the Company have been based on arm’s length terms (unless disclosed differently).
The Company is a parent company that controls 25 companies around the world. Any transactions between the parent company and the subsidiaries are eliminated in the consolidated financial statements.
The Company is a joint venture by Akastor and Baker Hughes. The shareholders are Baker Hughes Holdings LLC (50%), Akastor AS (25%) and Mercury HoldCo Inc. (25%).
The related parties for the Company are the shareholders and the entities in Akastor and Baker Hughes.
The following table sets forth a summary of transactions and balances with significant related parties as of December 31, 2025 and 2024:

	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total

For the year ended December 31, 2025
Consolidated statement of income
Revenue	$—	$—	$130	$315	$—	$445
Interest expense, net	(8,232)	(1,986)	—	—	—	(10,218)

As of December 31, 2025
Consolidated balance sheet
Related party accounts receivable	—	424	942	133	—	1,499
Related party notes receivable—current	—	1,544	—	—	2,109	3,653
Related party notes receivable	4,654	24,545	—	—	4,405	33,604
Accounts payable—related party	—	—	102	5	—	107
Long-term debt, net—related party	112,471	31,261	—	—	—	143,732
Other liabilities	384	7,907	—	—	—	8,291

	Baker Hughes Holdings LLC	Akastor AS	Other Baker Hughes companies	Other Akastor companies	Tanajib Holding Company	Total

For the year ended December 31, 2024
Consolidated statement of income
Revenue	$—	$3,406	$132	$77	$—	$3,615
Interest expense, net	(7,616)	(1,686)	—	—	—	(9,302)

As of December 31, 2024
Consolidated balance sheet
Related party accounts receivable	—	1,136	974	—	222	2,332
Related party notes receivable—current	—	1,500	—	—	2,179	3,679
Related party notes receivable	4,299	22,694	—	—	4,754	31,747
Accounts payable—related party	—	—	69	124	358	551
Long-term debt, net—related party	103,767	28,143	—	—	—	131,910
Other liabilities	514	8,162	—	—	—	8,676

Related party transactions
Shareholder Notes
On March 17, 2023, the Company entered into a note with Baker Hughes Holdings LLC and Akastor AS (as amended, the “Shareholder Notes”) whereby the Company extended credit in the principal amount of $3.45 million to Baker Hughes Holdings LLC and $3.49 million to Akastor AS. The Shareholder Notes mature on the earliest to occur of December 18, 2028 or a liquidation event (as defined in the Shareholder Loan Agreement) such as the consummation of HMH Holding Inc.’s initial public offering and accrue interest at a rate of 8.0% per annum. Subject to certain notice requirements, Baker Hughes Holdings LLC and Akastor AS may voluntarily prepay the Shareholder Notes in whole or in part without premium or penalty. There is no right of set-off
against the Shareholder Loans.
Baker Hughes
License agreements
On October 1, 2021, in connection with the formation of the Company, the Company entered into w orld
wide,
ful
ly paid, nontransferable and
non-sublicensable
license agreements with a subsidiary of Baker Hughes giving the Company a limited right to use the terms Vetco
™
and VetcoGray
™
as trademarks on certain products traditionally sold under those trademarks and certain other intellectual property rights relating to certain of Baker Hughes’s intellectual property related to the Subsea Drilling Systems pressure control business that Baker Hughes contributed to the Company at the time of the Company’s formation. The license agreement relating to other intellectual property rights is perpetual in term, and the trademark license agreement relating to use of the terms Vetco
™
and Vetco Gray
™
has an initial five-year term that is renewable by the Company for successive five-year terms as long as the trademarks remain in use for the products traditionally sold under those trademarks.
Remarketing agreement
On October 1, 2021, in connection with the formation of the Company, the Company entered into a remarketing agreement with Baker Hughes relating to certain BOPs, their associated control systems and other personal property. Such equipment is currently subject to a lease between two unrelated third parties, and the lessor of such equipment has the right to return such equipment to Baker Hughes at the end of the lease term. In the event such equipment is returned to Baker Hughes, the Company has agreed to provide certain services to Baker Hughes with respect to the sale, leasing or remarketing of such equipment in exchange for reimbursement of out-of-pocket
costs and expenses.
Akastor
Step Oiltools
In connection with the formation of the Company and pursuant to that certain transaction agreement by and between Akastor and Baker Hughes, dated as of March 2, 2021, as amended on April 27, 2021, September 30, 2021 and September 23, 2022 (the “JV Transaction Agreement”), to which the Company became a party pursuant to a joinder agreement dated as of October 1, 2021, and that certain share purchase agreement by and between Akastor AS and MHWirth AS, dated as of October 1, 2021, Akastor and Baker Hughes agreed that the contribution of one of Akastor’s subsidiaries, Step Oiltools, would be made on a delayed basis until certain Russian regulatory approvals were obtained. Subsequently, Step Oiltools’ business activities were significantly impacted by the Russian invasion of Ukraine, and it was decided that Step Oiltools would be liquidated. The parties agreed to cease seeking regulatory approval for the sale and to settle a seller’s credit in the amount of approximately $16.0 million, payable by Akastor to the Company, in exchange for Akastor transferring to the Company the proceeds from the Step Oiltools liquidation. The Company’s management has assessed the expected net proceeds from the liquidation of Step Oiltools during 2023 and does not believe that such proceeds would yield net cash flows equal to the original seller’s credit receivable from Akastor and, as such, recorded a one-time
charge of $16.0 million in 2023. The fair value of the receivable has been remeasured to zero as of December 31, 2025 and 2024.
Payment of pension benefits
Pursuant to the JV Transaction Agreement, as part of its contribution to the Company at the time of the Company’s formation, Akastor agreed to pay certain carved-out
pension liabilities existing in MHWirth AS prior to its contribution to the Company until such time as Akastor owns less than 5% of the Company’s equity interests, at which time Akastor will be obligated to pay all estimated remaining and unpaid pension costs. The Company estimated the value of such remaining and unpaid pension costs to be $18.4 million and $18.5 million as of December 31, 2025 and 2024, respectively, and the Company recorded a receivable of $21.4 million and $19.9 million as of December 31, 2025 and 2024, respectively, related to such pension payments from Akastor, which is reduced in line with pension payments to former employees in 2025 and 2024. The difference between unpaid pension costs and receivable is due to the timing of payments made to pensioners and pension payments received from Akastor by the Company.
Financial guarantees
As of December 31, 2025, Akastor had issued financial guarantees of approximately $5.0 million in favor of MHWirth AS, a wholly owned subsidiary of the Company, for fulfillment of certain lease obligations and performance under certain operational support frame agreements.
Indemnification asset
The Company obtained an indemnification asset that is related to the pension liabilities Akastor sold to the Company. As a result, Akastor is contractually obligated to indemnify the Company for that specific liability. An asset was recognized at the same time and measured using the same measurement basis as the liability. This ensured that both the asset and the liability were measured on a consistent basis using similar assumptions.
After initial recognition, an indemnification asset continues to be measured based on the assumptions used to measure the related liability, subject to management’s assessment of collectability of the asset, limited to the amount of the liability to which it relates. As the receivable offsets the liability movement and thus reflecting that the Company is being compensated for this by Akastor, the pension receivable is also remeasured at each reporting date. Therefore, the receivable is accounted for in a similar way in the consolidated statements of income. The indemnification asset is included in related party notes receivable—current and related party notes receivable on the consolidated balance sheets.